Expense Example - Victory THB US Small Opportunities Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	738	1,406	2,406	4,910	127	402	703	1,559